CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	12.31.18	12.31.17
Cash and banks	205,598	117,799
Short-term investments	3,175,730	3,932,539
Total	3,381,328	4,050,338